INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

13. INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” or “Software Enterprises”.

All of the Group’s PRC subsidiaries are subject to the statutory income tax rate of 25%.

As of December 31, 2025, the major tax jurisdictions of the Group are China and Hong Kong, and the tax year is the calendar year.

Composition of loss before income tax expense for the periods presented by jurisdictions are as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Chinese Mainland	(387,755)	(200,527)	(257,362)
Other jurisdictions	17,505	(1,197)	(5,067)
Total	(370,250)	(201,724)	(262,429)

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13. INCOME TAX EXPENSE (CONTINUED)

Composition of income tax expense

Composition of income tax expense for the periods presented are as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Current income tax expense	(311)	(39)	(39)
Deferred income tax expense	-	-	-
Total income tax expense	(311)	(39)	(39)

Reconciliation of the differences between statutory tax rate and the effective tax rate

In accordance with the updated requirements of ASU 2023-09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended December 31, 2025 is as follows:

	For the year ended December 31, 2025
	Amount	Percent

Loss before income tax expense	(262,429)
Income tax expense computed at PRC statutory income tax rate of 25% (i)	(65,607)	25.0%
Effect of different tax rate (ii)
Cayman	1,221	(0.5)%
Other jurisdictions	26	(0.0)%
Non-taxable or non-deductible items
Effect of share-based compensation expenses	11,146	(4.2)%
Effect of additional deduction for qualified R&D expenditures	3,338	(1.3)%
Other	139	(0.0)%
Change of valuation allowance	49,776	(19.0)%
Income tax expense	39	(0.0)%

Reconciliations of the differences between the statutory income tax rate applicable to losses of the consolidated entities and the Group’s income tax expenses of the fiscal year ended March 31, 2024 and the nine months ended December 31, 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 presented are as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,
	2024	2024

Statutory income tax rate 25.0% (i)	25.0%	25.0%
Permanent differences	(1.1)%	(1.1)%
Effect of different tax rate (ii)	(5.5)%	23.2%
Change of valuation allowance	(18.3)%	(47.1)%
Effective tax rate	0.1%	0.0%

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(ii)	The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.

All income taxes paid during the period were paid to the tax authorities in Mainland China.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13. INCOME TAX EXPENSE (CONTINUED)

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	December 31, 2024	December 31, 2025
	RMB	RMB

Deferred tax assets
Net operating loss carry forwards	1,328,662	362,315
Deductible advertising expense	93,960	1,302
Leases	195,166	387,520
Provision for credit losses and inventories	9,298	6,543
Less: valuation allowance	(1,424,137)	(360,327)
Net deferred tax assets	202,949	397,353

	December 31, 2024	December 31, 2025
	RMB	RMB

Deferred tax liabilities
Leases	(202,949)	(397,353)
Total deferred tax liabilities	(202,949)	(397,353)

Movement of valuation allowance

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Balance at beginning of the period	(2,187,715)	(1,977,402)	(1,424,137)
Changes of valuation allowance	210,313	553,265	1,063,810
Balance at end of the period	(1,977,402)	(1,424,137)	(360,327)

As of December 31, 2025, the Group had net operating loss carry forwards of approximately RMB1,158.0 million which arose from the subsidiaries established in the PRC. For all subsidiaries in China, the loss carry forwards will expire from 2026 to 2030.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these its net operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2024 and 2025.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)